SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2022	2021	2020
Trade receivables and other current assets	$(296)	$(515)	$(2)
Accounts payable and accrued liabilities	109	(282)	(91)
Other assets and liabilities	(7)	81	(62)
	$(194)	$(716)	$(155)